Consolidated Statements Of Cash Flows - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (52,945,000)		$ 194,069,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	86,242,000		278,309,000
Amortization of deferred financing fees	1,986,000		3,515,000
Loss (gain) on disposal of assets and impairment charge	(977,000)		(690,000)
Non-cash unit based compensation expense	1,388,000		7,984,000
Deferred income tax	19,441,000		35,984,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	309,821,000		(3,823,000)
Accounts receivable from affiliates	542,000		(11,063,000)
Inventories	124,203,000		23,584,000
Other assets	92,547,000		26,655,000
Accounts payable	(325,368,000)		(37,644,000)
Accounts payable to affiliates	(16,187,000)		(41,981,000)
Accrued liabilities	19,978,000		(33,393,000)
Other noncurrent liabilities	58,611,000		(2,884,000)
Net cash provided by operating activities	319,282,000		438,622,000
Cash flows from investing activities:
Capital expenditures	(154,151,000)		(490,749,000)
Purchase of intangibles	(13,112,000)		(60,792,000)
Other Acquisitions			(24,625,000)
Proceeds from disposal of property and equipment	16,819,000		15,770,000
Net cash provided by (used in) investing activities	(952,664,000)		(2,454,812,000)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	494,000		1,400,000,000
Payments on long-term debt	(82,243,000)		(242,214,000)
Revolver borrowings	1,137,189,000		1,470,750,000
Revolver repayments	(698,400,000)		(1,449,128,000)
Loan origination costs	(7,587,000)		(21,823,000)
Advances to affiliates	(117,428,000)		221,020,000
Proceeds from issuance of common units, net of offering costs	405,104,000		899,434,000
Distributions to parent	(8,442,000)		(204,182,000)
Other cash from financing activities, net			(1,188,000)
Distributions to unitholders	(10,356,000)		(120,433,000)
Net cash provided by (used in) financing activities	618,331,000		1,952,236,000
Net increase (decrease) in cash	(15,051,000)		(63,954,000)
Cash and cash equivalents at beginning of period	151,632,000		136,581,000
Cash and cash equivalents at end of period	136,581,000	$ 151,632,000	72,627,000
Supplemental disclosure of non-cash investing activities:
"Push down" accounting from ETP merger	624,215,000
Non-cash (distribution) contribution	21,701,000		(7,146,000)
Supplemental disclosure of non-cash financing activities:
Cancellation of promissory note with ETP			255,000,000
Increase in partners' equity related to ETP Merger	622,167,000
Supplemental disclosure of cash flow information:
Interest paid	7,652,000		59,916,000
Income taxes paid	1,600,000		50,732,000
Predecessor [Member]
Cash flows from operating activities:
Net income (loss)		22,510,000		$ 37,027,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion		10,457,000		8,687,000
Amortization of deferred financing fees		313,000		381,000
Loss (gain) on disposal of assets and impairment charge		(39,000)		324,000
Non-cash unit based compensation expense		4,692,000		1,935,000
Deferred income tax		(19,000)		70,000
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable		(3,939,000)		(16,087,000)
Accounts receivable from affiliates		(22,812,000)		9,664,000
Inventories		(10,557,000)		(7,777,000)
Other assets		(938,000)		757,000
Accounts payable		30,838,000		9,691,000
Accrued liabilities		1,717,000		6,326,000
Other noncurrent liabilities		1,139,000		(318,000)
Net cash provided by operating activities		33,362,000		50,680,000
Cash flows from investing activities:
Capital expenditures		(89,330,000)		(113,590,000)
Purchase of intangibles		(3,660,000)		(2,661,000)
Purchase of marketable securities				(844,359,000)
Redemption of marketable securities		25,952,000		966,671,000
Proceeds from disposal of property and equipment				297,000
Net cash provided by (used in) investing activities		(67,038,000)		6,358,000
Cash flows from financing activities:
Payments on long-term debt		(25,881,000)		(137,173,000)
Revolver borrowings		565,220,000		191,524,000
Revolver repayments		(476,840,000)		(70,904,000)
Loan origination costs				(270,000)
Distributions to parent		(16,668,000)		(19,969,000)
Other cash from financing activities, net		(125,000)		784,000
Distributions to unitholders		(16,485,000)		(19,632,000)
Net cash provided by (used in) financing activities		29,221,000		(55,640,000)
Net increase (decrease) in cash		(4,455,000)		1,398,000
Cash and cash equivalents at beginning of period	3,695,000	8,150,000		6,752,000
Cash and cash equivalents at end of period		3,695,000		8,150,000
Supplemental disclosure of non-cash financing activities:
Contribution of debt from Susser				(21,850,000)
Supplemental disclosure of cash flow information:
Interest paid		$ 4,516,000		3,356,000
Income taxes paid				18,000
MACS [Member]
Cash flows from operating activities:
Net income (loss)	31,900,000
Cash flows from investing activities:
Acquisition of businesses	(565,813,000)
Aloha Petroleum, Ltd [Member]
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(236,407,000)		(85,000)
Sunoco LLC [Member]
Cash flows from investing activities:
Acquisition of businesses			(775,000,000)
Susser [Member]
Cash flows from investing activities:
Acquisition of businesses			(966,855,000)
Susser [Member] | Predecessor [Member]
Supplemental disclosure of non-cash financing activities:
Equity issued to Susser				$ (2,000,000)
Aziz Convenience Stores, L.L.C [Member]
Cash flows from investing activities:
Acquisition of businesses			(41,600,000)
Alta East, Inc [Member]
Cash flows from investing activities:
Acquisition of businesses			(57,142,000)
VIE [Member]
Cash flows from investing activities:
Acquisition of assets			(53,734,000)
ETP Merger [Member]
Supplemental disclosure of non-cash financing activities:
Equity issued to ETP	$ 212,004,000		$ 1,007,700,000